Cost of Revenues (Details) - Schedule of Cost of Revenues - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cost of Revenues [Abstract]
Raw materials, materials and consumables	$ 18,696	$ 15,915	$ 3,585
Payroll and related expenses	9,586	7,180	1,412
Other	2,477	1,848	733
Total	$ 30,759	$ 24,943	$ 5,730